REVENUE (Details) R in Millions								1 Months Ended	12 Months Ended
	Oct. 21, 2019 ZAR (R)	Apr. 11, 2019 USD ($)	Apr. 11, 2019 ZAR (R)	Sep. 19, 2018 USD ($)	Sep. 11, 2018 USD ($)	Jul. 25, 2018 USD ($)	Jul. 25, 2018 ZAR (R)	Jul. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) R / $	Dec. 31, 2019 ZAR (R) R / $	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 USD ($)	Jun. 10, 2019 ZAR (R)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue advance received	R 1,100.0	$ 125,000,000	R 1,750.0					$ 500,000,000		R 2,859.3	R 6,555.4
Revenue from contracts with customers										R 72,925.4	50,656.4	R 45,911.6
Average foreign exchange rate | R / $									14.46	14.46
Wheaton Precious Metals International [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of production covered by agreement									4.50%	4.50%
Deferred revenue advance received						$ 500,000,000	R 6,555.4
Additional monthly amounts receivable, as a percent									18.00%	18.00%
BTT streaming revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of production covered by agreement									23.00%	23.00%
Deferred revenue advance received | $				$ 500,000,000	$ 500,000,000								$ 50,000,000
Additional monthly amounts receivable, as a percent									20.00%	20.00%
Deferred income recognised as of acquisition date														R 627.6
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers										R 18,882.1	21,434.2
Gold | Wheaton Precious Metals International [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of production covered by agreement									100.00%	100.00%
PGM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers										R 51,504.9	27,545.7
Platinum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers										13,013.2	9,233.9
Palladium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers										R 28,031.0	15,282.3
Palladium | Wheaton Precious Metals International [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of production covered by agreement									4.50%	4.50%
Rhodium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers										R 9,338.1	2,236.0
Iridium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers										649.6	442.9
Ruthenium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers										473.0	350.6
Chrome
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers										1,749.3	1,128.9
Nickel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers										617.9	383.0
Other Product
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers										171.2	164.6
Goods or services transferred at point in time [member] | Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers										18,644.2	19,656.7	23,473.6
Goods or services transferred at point in time [member] | PGM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers										39,219.6	23,355.4	17,898.7
Streaming agreements (over time)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers										540.4	201.6
Market For Recycled Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers										14,521.2	7,442.7	4,539.3
Market For Recycled Products [Member] | Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers										R 14,521.2	7,442.7	4,539.3
Currency risk
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage decrease in risk assumption									1.00%	1.00%
Percentage increase in risk assumption									1.00%	1.00%
Increase in adjusted EBITDA due to decrease in exchange rate										R 50.6
Decrease in adjusted EBITDA due to increase in exchange rate										R 50.6
Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Period between provisional invoicing and final pricing									1 month	1 month
Minimum | BTT streaming revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of production covered by agreement									23.00%	23.00%
Additional monthly amounts receivable, as a percent									16.00%	16.00%
Basket price per oz | $									$ 106
Minimum | PGM | BTT streaming revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of production covered by agreement													23.00%
Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Period between provisional invoicing and final pricing									4 months	4 months
Maximum | BTT streaming revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of production covered by agreement									38.00%	38.00%
Additional monthly amounts receivable, as a percent									20.00%	20.00%
Basket price per oz | $									$ 280
Maximum | PGM | BTT streaming revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of production covered by agreement													38.00%
SA Gold operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from largest customer											7,371.0
SA PGM operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from largest customer											13,881.0
South Africa Region [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers										R 46,222.6	34,810.3	36,750.0
South Africa Region [Member] | SA Gold operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers										18,644.2	19,656.7	23,473.6
South Africa Region [Member] | SA PGM operations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers										27,578.4	15,153.6	13,276.4
US Region/ Stillwater
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers										26,864.5	15,872.8	9,161.6
Revenue from largest customer										30,598.0	11,809.0
US Region/ Stillwater | Market For Recycled Products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers										14,521.2	7,442.7	4,539.3
UNITED STATES
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers										R 26,702.8	R 15,846.1	R 9,161.6